SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Remainder of 2024	$ 5,763
2025	4,112
2026	3,022
2027	2,431
2028	969
Thereafter	2,144
Total outstanding debt	$ 18,441	$ 22,312